Commitments Employment Agreement (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Jul. 12, 2012
Commitments Employment Agreement:
Employment Agreement, initial term				3
Employment Agreement, automatic renewal period				1
Employment Agreement, base salary per year				$ 120,000
Employment Agreement, shares entitled to receive				3,000,000
Employment Agreement, number of shares issued in three equal increments				1,000,000
Employment Agreement, termination notice period in days				30
Employment Agreement, fair market value of stock				3,000,000
Employment Agreement, expense related to stock grant recognized			999,996
Recognized in expense related to the stock grant during the periods	$ 249,999	$ 499,998